Costs and expenses - Summary of Operating Costs And Expenses By Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Personnel	$ 121,560	$ 125,976	$ 122,988
IT Outsourcing, software, and hosting expenses	40,905	40,000	40,229
Marketing and events	8,446	4,351	8,720
Outsourced services	20,033	23,175	20,204
Traveling	7,703	6,153	4,223
Depreciation and amortization	4,363	5,018	4,616
Facilities	3,628	3,228	2,906
Expected credit losses	1,082	1,472	852
Others	8,886	6,746	2,801
Total	216,606	216,119	207,539
Cost of sales	59,418	60,949	52,832
General and administrative	34,431	33,673	28,348
Sales and marketing	67,862	59,461	67,798
Research and development	53,620	60,116	57,205
Other losses	1,275	1,920	1,356
Total	216,606	216,119	207,539
Subscription cost [member]
Expenses by nature [abstract]
Cost of sales	47,648	45,420	41,408
Services cost [member]
Expenses by nature [abstract]
Cost of sales	$ 11,770	$ 15,529	$ 11,424